Intangible assets - Schedule of changes in intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [table]
Opening balance	€ 1,394	€ 1,916
Additions	44	87
Capitalised expenses	135	213
Amortisation	(261)	(251)	€ (237)
Impairments	(94)	(513)
Exchange rate differences	(62)	(69)
Disposals	0	(9)
Changes in the composition of the group and other changes	0	19
Closing balance	1,156	1,394	1,916
Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [table]
Opening balance	3,545
Closing balance	3,052	3,545
Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [table]
Opening balance	(1,630)
Closing balance	(1,719)	(1,630)
Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [table]
Opening balance	(522)
Closing balance	(177)	(522)
Goodwill [member]
Disclosure of detailed information about intangible assets [table]
Opening balance	533	907
Impairments		(310)
Exchange rate differences	(61)	(63)
Closing balance	472	533	907
Goodwill [member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [table]
Opening balance	843
Closing balance	472	843
Goodwill [member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [table]
Opening balance	(310)
Closing balance		(310)
Software [member]
Disclosure of detailed information about intangible assets [table]
Opening balance	846	958
Additions	44	86
Capitalised expenses	135	213
Amortisation	(260)	(249)
Impairments	(82)	(167)
Exchange rate differences	0	(6)
Disposals	0	(9)
Changes in the composition of the group and other changes	(1)	19
Closing balance	682	846	958
Software [member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [table]
Opening balance	2,642
Closing balance	2,521	2,642
Software [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [table]
Opening balance	(1,621)
Closing balance	(1,710)	(1,621)
Software [member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [table]
Opening balance	(175)
Closing balance	(129)	(175)
Other Intangible Assets [member]
Disclosure of detailed information about intangible assets [table]
Opening balance	15	52
Amortisation	(1)	(2)
Impairments	(12)	(35)
Exchange rate differences	0	0
Changes in the composition of the group and other changes		0
Closing balance	2	15	€ 52
Other Intangible Assets [member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [table]
Opening balance	60
Closing balance	59	60
Other Intangible Assets [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [table]
Opening balance	(9)
Closing balance	(9)	(9)
Other Intangible Assets [member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [table]
Opening balance	(37)
Closing balance	€ (48)	€ (37)